UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -----------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul Leary
        ------------------------------------------------------
Title: Director of Centaurus Capital Limited, in its capacity as General Partner of Centaurus Capital LP
        ------------------------------------------------------
Phone:  011 44 20 7 852 3800
        ------------------------------------------------------
Signature,  Place,  and  Date  of  Signing:

/s/ Paul Leary                     London, United Kingdom             11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      444,584
                                         --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
ALLIED HEALTHCARE INTL INC   COM            01923A109    5,081  1,323,156 SH       OTHER      1           0  1,323,156    0
BLACKBOARD INC               COM            091935502   48,264  1,080,709 SH       OTHER      1           0  1,080,709    0
CEPHALON INC                 COM            156708109  161,239  1,998,000 SH  CALL OTHER      1           0  1,998,000    0
CHINA FIRE & SEC GROUP INC   COM            16938R103    4,339    494,717 SH       OTHER      1           0    494,717    0
CNINSURE INC                 SPONSORED ADR  18976M103      998    142,500 SH       OTHER      1           0    142,500    0
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105   15,201    270,000 SH       OTHER      1           0    270,000    0
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105    7,601    135,000 SH  PUT  OTHER      1           0    135,000    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN 29273V100    5,923    170,300 SH  PUT  OTHER      1           0    170,300    0
GLOBAL INDS LTD              COM            379336100    2,977    375,840 SH       OTHER      1           0    375,840    0
HARBIN ELECTRIC INC          COM            41145W109    1,033     50,000 SH  CALL OTHER      1           0     50,000    0
ISHARES INC                  MSCI CDA INDEX 464286509   19,270    756,000 SH  PUT  OTHER      1           0    756,000    0
KINETIC CONCEPTS INC         COM NEW        49460W208    9,115    138,337 SH       OTHER      1           0    138,337    0
LEVEL 3 COMMUNICATIONS INC   COM            52729N100   31,585 21,198,192 SH       OTHER      1           0 21,198,192    0
LOOPNET INC                  COM            543524300   17,503  1,021,748 SH       OTHER      1           0  1,021,748    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102   36,768    784,123 SH       OTHER      1           0    784,123    0
NALCO HOLDING COMPANY        COM            62985Q101   16,351    467,448 SH       OTHER      1           0    467,448    0
NESS TECHNOLOGIES INC        COM            64104X108    5,974    779,875 SH       OTHER      1           0    779,875    0
NORTHGATE MINERALS CORP      COM            666416102   15,968  4,536,413 SH       OTHER      1           0  4,536,413    0
PHARMERICA CORP              COM            71714F104   11,109    778,477 SH       OTHER      1           0    778,477    0
RENAISSANCE LEARNING INC     COM            75968L105    9,468    564,231 SH       OTHER      1           0    564,231    0
S1 CORPORATION               COM            78463B101   13,455  1,467,269 SH       OTHER      1           0  1,467,269    0
STILLWATER MNG CO            COM            86074Q102    1,700    200,000 SH  CALL OTHER      1           0    200,000    0
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR  874039100    2,984    261,075 SH       OTHER      1           0    261,075    0
VALIDUS HOLDINGS LTD         COM SHS        G9319H102      678     27,212 SH       OTHER      1           0     27,212    0